Stockholders' Deficit (Details 2) (Warrant [Member], USD $)	12 Months Ended
Sep. 30, 2012
Warrant [Member]
Summary of the Company’s activity for employee stock options/ stock warrants
Outstanding options/warrant, Beginning balance	94,266,670
Granted warrants	30,834,999
Expired warrants	(1,602,272)
Forfeited warrants	(9,039,312)
Exercised warrants
Outstanding options/warrants, Ending balance	114,460,085
Outstanding options/warrants exercisable	114,460,085
Outstanding options, Weighted Average Exercise Price, Beginning balance	$ 0.15
Granted, Weighted Average Exercise Price	$ 0.14
Expired, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price	$ 0.25
Exercised, Weighted Average Exercise Price
Outstanding options/warrants, Weighted Average Exercise Price, Ending balance	$ 0.12
Outstanding options/warrants exercisable, Weighted Average Excercise Price	$ 0.12
Outstanding options/warrants, Aggregate Intrinsic Value	$ 75,000
Outstanding options/warrants, Aggregate Intrinsic Value
Outstanding options/warrants exercisable, Aggregate Intrinsic Value